DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS

THE DREYFUS CORPORATION

200 PARK AVENUE

NEW YORK, NEW YORK 10166

April 4, 2008

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: John C. Grzeskiewicz, Esq.

Re:	Dreyfus Tax Exempt Cash Management Funds (the "Fund") Registration Statement on Form N-1A (Registration Nos: 811-3954, 2-89275)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Fund hereby certifies that:

(1)

the form of Prospectus and Statement of Additional Information for Dreyfus New York AMT-Free Municipal Cash Management that would have been filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Post-Effective Amendment No. 43 to the Fund's Registration Statement on Form N-1A (the "Amendment"); and

(2)	the text of the Amendment was filed electronically on March 27, 2008 pursuant to Rule 485(b) under the Act.

Very truly yours,

DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS

/s/ Jeff Prusnofsky
Jeff Prusnofsky
Vice President